LOSS ON DISPOSAL OF A SUBSIDIARY (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 28, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Gain (Loss) on Disposition of Stock in Subsidiary				$ (42,346)
Zhengxinhui Education Technology Co Ltd [Member]
Cash consideration	$ 310	$ 310		310
Net Assets	42,656	42,656		$ 42,656
Loss on disposal	42,346	$ 42,346
Zhengxinhui Education Technology Co Ltd [Member]
Equity interest		100.00%		100.00%
Cash consideration	310	$ 310		$ 310
Net Assets	42,656	42,656		$ 42,656
Gain (Loss) on Disposition of Stock in Subsidiary	$ 42,346	$ 42,346